Post-retirement and other defined benefit schemes - Scheme assets and obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Scheme assets
Derivatives:	$ (290)	$ 22
Cash and cash equivalents	758	526
Other	314	364
Scheme deficit
Total fair value of scheme assets	7,030	10,564
Total value of scheme obligations	(8,108)	(13,018)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,078)
Company's own assets included in scheme assets	$ 1	0
Company's own assets included in scheme assets, as percentage of total plan assets	0.05%
Non-current other receivables
Scheme deficit
Included in other non-current receivables	$ 90
Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(1,168)
Quoted
Scheme assets
Derivatives:	(4)	1
Cash and cash equivalents	337	261
Other	1	1
Scheme deficit
Total fair value of scheme assets	3,166	4,150
Unquoted
Scheme assets
Derivatives:	(286)	21
Cash and cash equivalents	421	265
Other	313	363
Scheme deficit
Total fair value of scheme assets	3,864	6,414
Scheme obligations
Scheme deficit
Total value of scheme obligations	(8,108)	(13,018)	$ (13,870)
Active membership
Scheme deficit
Total value of scheme obligations	(1,120)
Deferred membership
Scheme deficit
Total value of scheme obligations	(1,909)
Pensioners
Scheme deficit
Total value of scheme obligations	(5,079)
Government bonds
Scheme assets
Debt	2,095	2,878
Government bonds | Quoted
Scheme assets
Debt	2,095	2,878
Corporate bonds
Scheme assets
Debt	633	893
Corporate bonds | Quoted
Scheme assets
Debt	633	893
Investment funds: Listed Equities
Scheme assets
Investment funds:	318	1,622
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	49	55
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	269	1,567
Investment funds: Absolute Return/Multi Strategy
Scheme assets
Investment funds:	2,182	2,997
Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	6	8
Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	2,176	2,989
Investment funds: Corporate Bonds/Credit
Scheme assets
Investment funds:	1,020	1,262
Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	49	53
Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	971	1,209
UK defined benefit plans
Scheme deficit
Total value of scheme obligations	(4,801)	(7,941)
Rest of Group defined benefit plans
Scheme deficit
Total value of scheme obligations	(973)	(1,300)
Pension schemes
Scheme deficit
Total fair value of scheme assets		10,564
Total value of scheme obligations		(13,018)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position		(2,454)
Pension schemes | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations		(2,454)
Pension schemes | Active membership
Scheme deficit
Total value of scheme obligations		(2,062)
Pension schemes | Deferred membership
Scheme deficit
Total value of scheme obligations		(3,585)
Pension schemes | Pensioners
Scheme deficit
Total value of scheme obligations		(7,371)
Pension schemes | UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	4,573	7,333
Total value of scheme obligations	(4,801)	(7,941)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(228)	(608)
Pension schemes | UK defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(228)	(608)
Pension schemes | UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	52	34
Scheme deficit
Total fair value of scheme assets	1,983	2,534
Pension schemes | UK defined benefit plans | Unquoted
Scheme assets
Derivatives:	(608)	(237)
Cash and cash equivalents	415	261
Scheme deficit
Total fair value of scheme assets	2,590	4,799
Pension schemes | UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(4,801)	(7,941)	(8,425)
Pension schemes | UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(212)	(532)
Pension schemes | UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(804)	(1,709)
Pension schemes | UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(3,785)	(5,700)
Pension schemes | UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	1,931	2,500
Pension schemes | UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	265	1,427
Pension schemes | UK defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,701	2,342
Pension schemes | UK defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	817	1,006
Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	503	584
Total value of scheme obligations	(973)	(1,300)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(470)	(716)
Pension schemes | Rest of Group defined benefit plans | Non-current other receivables
Scheme deficit
Included in other non-current receivables	28
Pension schemes | Rest of Group defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(498)	(716)
Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Derivatives:	(2)	(1)
Other	1	1
Scheme deficit
Total fair value of scheme assets	174	207
Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	4	2
Other	311	358
Scheme deficit
Total fair value of scheme assets	329	377
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(973)	(1,300)	(1,319)
Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(424)	(523)
Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(299)	(465)
Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(250)	(312)
Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	60	75
Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	11	16
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	49	55
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	4	6
Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	6	8
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	49	53
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	10	11
US | Rest of Group defined benefit plans
Scheme deficit
Total value of scheme obligations	(1,022)	(1,404)
US | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	1,008	1,413
Total value of scheme obligations	(1,022)	(1,404)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(14)	9
US | Pension schemes | Rest of Group defined benefit plans | Non-current other receivables
Scheme deficit
Included in other non-current receivables	62
US | Pension schemes | Rest of Group defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(76)
Recognised assets offset against recognised liabilities, defined benefit plans		9
US | Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Derivatives:	(2)	2
Cash and cash equivalents	285	227
Scheme deficit
Total fair value of scheme assets	1,009	1,409
US | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Derivatives:	(3)	(1)
Other	2	5
Scheme deficit
Total fair value of scheme assets	(1)	4
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,022)	(1,404)	(1,601)
US | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(54)	(81)
US | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(437)	(693)
US | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(531)	(630)
US | Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	104	303
US | Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	622	877
SWEDEN | Rest of Group defined benefit plans
Scheme deficit
Total value of scheme obligations	(1,312)	(2,373)
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	946	1,234
Total value of scheme obligations	(1,312)	(2,373)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(366)	(1,139)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(366)	(1,139)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Derivatives:	325	259
Cash and cash equivalents	2	2
Scheme deficit
Total fair value of scheme assets	946	1,234
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,312)	(2,373)	$ (2,525)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(430)	(926)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(369)	(718)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(513)	(729)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:		134
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	475	647
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	$ 144	$ 192